SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated subsidiaries

Subsidiaries	State of operation	Purpose
Ayr Wellness Inc.	British Columbia, CA	Parent Company
Ayr Wellness Holdings LLC	NV	Corporate - Holding Company
CSAC Holdings Inc.	NV	Corporate - Holding Company
CSAC Acquisition Inc.	NV	Corporate - Holding Company
CSAC Acquisition MA Corp	NV	Corporate - Holding Company
CSAC Acquisition MA II Corp.	NV	Corporate - Holding Company
CSAC Acquisition FL Corp (“CSAC FL”)	NV	Corporate - Holding Company
CSAC Acquisition PA Corp (“CSAC PA”)	NV	Corporate - Holding Company
CSAC Acquisition PA II Corp (“CSAC PA II”)	NV	Corporate - Holding Company
CSAC Acquisition PA III Corp	NV	Corporate - Holding Company
CSAC Acquisition AZ Corp (“CSAC AZ”)	NV	Corporate - Holding Company
CSAC Acquisition NJ Corp	NV	Corporate - Holding Company
CSAC Acquisition DE Corp	NV	Corporate - Holding Company
CSAC Acquisition IL Corp	NV	Corporate - Holding Company
CSAC Acquisition NV Corp	NV	Corporate - Holding Company
Ayr Ohio LLC	OH	Corporate - Holding Company
Ayr NJ, LLC	NV	Management Company
CSAC Ohio, LLC	NV	Production
Sira Naturals, Inc.	MA	Cultivation, Production, and Retail
CannaPunch of Nevada LLC	NV	Branded Manufactured Products
LivFree Wellness, LLC	NV	Retail
Tahoe-Reno Botanicals, LLC	NV	Cultivation
Tahoe-Reno Extractions, LLC	NV	Production
Kynd-Strainz, LLC	NV	Retail
Lemon Aide, LLC	NV	Retail
DocHouse, LLC	PA	Cultivation and Production
CannTech PA, LLC (“CannTech PA”)	PA	Cultivation, Production, and Retail
Blue Camo LLC (doing businses as (“dba”) “Oasis”)	AZ	Corporate - Holding Company
Ocotillo Vista, Inc	AZ	Cultivation, Production, and Retail
Total Health and Wellnes, Inc.	AZ	Cultivation, Production, and Retail
WillCox OC, LLC (“WillCox”) (owned 60%)	AZ	Cultivation
242 Cannabis LLC (referred to as “Liberty”)	FL	Real Estate
DJMMJ Investments LLC (dba “Liberty Health Sciences Florida LTD.”) (referred to as “Liberty”)	FL	Cultivation, Production, and Retail
Greenlight Management, LLC	OH	Managed Services - Cultivation
Greenlight Holdings, LLC	OH	Real Estate
GSD NJ, LLC	NJ	Cultivation, Production, and Retail
PA Natural Medicine, LLC (“PA Natural”)	PA	Retail
Eskar Holdings, LLC (“Eskar”)	MA	Retail
DWC Investments, LLC	NV	Real Estate
Parker RE MA, LLC	NV	Real Estate
Parker RE PA, LLC	NV	Real Estate
Clear Choice Admin Services, LLC	AZ	Payroll
Mercer Strategies PA, LLC	NV	Payroll
Parker Solutions PA, LLC	NV	Payroll
Mercer Strategies MA, LLC	NV	Payroll
Parker Solutions MA, LLC	NV	Payroll
Mercer Strategies FL, LLC	NV	Payroll
Parker Solutions FL LLC	FL	Payroll
Parker Solutions OH, LLC	NV	Payroll
Parker Solutions IL, LLC	NV	Payroll
BP Solutions LLC	NV	Payroll
Klymb Project Management, Inc.	NV	Corporate

Schedule of potential diluted shares breakout

	Year Ended
Potential Diluted Shares Breakout	December 31, 2021	December 31, 2020
Warrants	1,868,225	2,055,437
Rights	–	138,394
Options	86,011	–
RSUs	1,955,240	1,711,736
Total	3,909,476	3,905,567